UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-24019

Victory Portfolios IV
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway Building Two, San Antonio, Texas 78256
 (Address of principal executive offices)                                        (Zip code)

Christopher J. Kelley, Victory Capital Management Inc. 60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: November 30

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a)

Victory Pioneer International Equity Fund

Class A

Ticker: PIIFX

Semi-Annual Shareholder Report — May 31, 2026

The semi-annual shareholder report contains important information about Victory Pioneer International Equity Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$58	1.08%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of May 31, 2026)

Table Summary
Net Assets	$1,915,385
Number of Holdings	58
Portfolio Turnover	24%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of May 31, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of May 31, 2026)

Table Summary
Value	Value
Communication Services	1.2%
Utilities	3.0%
Energy	3.0%
Consumer Staples	6.4%
Consumer Discretionary	6.7%
Health Care	7.5%
Materials	11.1%
Information Technology	14.9%
Financials	20.6%
Industrials	21.9%
Table Summary
Value	Value
Japan	22.1%
Germany	12.4%
United Kingdom	10.0%
Italy	7.9%
Ireland	7.7%
United States	6.2%
France	6.2%
South Korea	5.9%
OtherFootnote Reference**	17.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PIIFX — SAR (5/26)

Victory Pioneer International Equity Fund

Class C

Ticker: PCITX

Semi-Annual Shareholder Report — May 31, 2026

The semi-annual shareholder report contains important information about Victory Pioneer International Equity Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$96	1.79%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of May 31, 2026)

Table Summary
Net Assets	$1,915,385
Number of Holdings	58
Portfolio Turnover	24%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of May 31, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of May 31, 2026)

Table Summary
Value	Value
Communication Services	1.2%
Utilities	3.0%
Energy	3.0%
Consumer Staples	6.4%
Consumer Discretionary	6.7%
Health Care	7.5%
Materials	11.1%
Information Technology	14.9%
Financials	20.6%
Industrials	21.9%
Table Summary
Value	Value
Japan	22.1%
Germany	12.4%
United Kingdom	10.0%
Italy	7.9%
Ireland	7.7%
United States	6.2%
France	6.2%
South Korea	5.9%
OtherFootnote Reference**	17.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PCITX — SAR (5/26)

Victory Pioneer International Equity Fund

Class R6

Ticker: PIEKX

Semi-Annual Shareholder Report — May 31, 2026

The semi-annual shareholder report contains important information about Victory Pioneer International Equity Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$37	0.69%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of May 31, 2026)

Table Summary
Net Assets	$1,915,385
Number of Holdings	58
Portfolio Turnover	24%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of May 31, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of May 31, 2026)

Table Summary
Value	Value
Communication Services	1.2%
Utilities	3.0%
Energy	3.0%
Consumer Staples	6.4%
Consumer Discretionary	6.7%
Health Care	7.5%
Materials	11.1%
Information Technology	14.9%
Financials	20.6%
Industrials	21.9%
Table Summary
Value	Value
Japan	22.1%
Germany	12.4%
United Kingdom	10.0%
Italy	7.9%
Ireland	7.7%
United States	6.2%
France	6.2%
South Korea	5.9%
OtherFootnote Reference**	17.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PIEKX — SAR (5/26)

Victory Pioneer International Equity Fund

Class Y

Ticker: INVYX

Semi-Annual Shareholder Report — May 31, 2026

The semi-annual shareholder report contains important information about Victory Pioneer International Equity Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$40	0.74%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of May 31, 2026)

Table Summary
Net Assets	$1,915,385
Number of Holdings	58
Portfolio Turnover	24%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of May 31, 2026)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of May 31, 2026)

Table Summary
Value	Value
Communication Services	1.2%
Utilities	3.0%
Energy	3.0%
Consumer Staples	6.4%
Consumer Discretionary	6.7%
Health Care	7.5%
Materials	11.1%
Information Technology	14.9%
Financials	20.6%
Industrials	21.9%
Table Summary
Value	Value
Japan	22.1%
Germany	12.4%
United Kingdom	10.0%
Italy	7.9%
Ireland	7.7%
United States	6.2%
France	6.2%
South Korea	5.9%
OtherFootnote Reference**	17.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Includes countries comprising less than 5.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

INVYX — SAR (5/26)

Victory Pioneer Select Mid Cap Growth Fund

Class A

Ticker: PGOFX

Semi-Annual Shareholder Report — May 31, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Select Mid Cap Growth Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$53	0.97%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of May 31, 2026)

Table Summary
Net Assets	$1,899,191
Number of Holdings	80
Portfolio Turnover	33%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of May 31, 2026)

Table Summary
Value	Value
Real Estate	1.2%
Communication Services	1.5%
Consumer Staples	2.1%
Utilities	2.4%
Energy	3.0%
Financials	6.8%
Consumer Discretionary	12.1%
Health Care	13.5%
Industrials	23.6%
Information TechnologyFootnote Reference**	33.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of May 31, 2026)

Table Summary
Vertiv Holdings Co., Class A	4.5%
Siemens Energy AG	3.7%
Cloudflare, Inc., Class A	3.5%
Advanced Micro Devices, Inc.	3.4%
Sandisk Corp.	3.3%
Western Digital Corp.	3.1%
Flex Ltd.	2.8%
W.W. Grainger, Inc.	2.5%
Datadog, Inc., Class A	2.5%
Royal Caribbean Cruises Ltd.	2.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PGOFX — SAR (5/26)

Victory Pioneer Select Mid Cap Growth Fund

Class C

Ticker: GOFCX

Semi-Annual Shareholder Report — May 31, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Select Mid Cap Growth Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$96	1.77%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of May 31, 2026)

Table Summary
Net Assets	$1,899,191
Number of Holdings	80
Portfolio Turnover	33%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of May 31, 2026)

Table Summary
Value	Value
Real Estate	1.2%
Communication Services	1.5%
Consumer Staples	2.1%
Utilities	2.4%
Energy	3.0%
Financials	6.8%
Consumer Discretionary	12.1%
Health Care	13.5%
Industrials	23.6%
Information TechnologyFootnote Reference**	33.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of May 31, 2026)

Table Summary
Vertiv Holdings Co., Class A	4.5%
Siemens Energy AG	3.7%
Cloudflare, Inc., Class A	3.5%
Advanced Micro Devices, Inc.	3.4%
Sandisk Corp.	3.3%
Western Digital Corp.	3.1%
Flex Ltd.	2.8%
W.W. Grainger, Inc.	2.5%
Datadog, Inc., Class A	2.5%
Royal Caribbean Cruises Ltd.	2.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GOFCX — SAR (5/26)

Victory Pioneer Select Mid Cap Growth Fund

Class R6

Ticker: PSMKX

Semi-Annual Shareholder Report — May 31, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Select Mid Cap Growth Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$36	0.66%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of May 31, 2026)

Table Summary
Net Assets	$1,899,191
Number of Holdings	80
Portfolio Turnover	33%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of May 31, 2026)

Table Summary
Value	Value
Real Estate	1.2%
Communication Services	1.5%
Consumer Staples	2.1%
Utilities	2.4%
Energy	3.0%
Financials	6.8%
Consumer Discretionary	12.1%
Health Care	13.5%
Industrials	23.6%
Information TechnologyFootnote Reference**	33.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of May 31, 2026)

Table Summary
Vertiv Holdings Co., Class A	4.5%
Siemens Energy AG	3.7%
Cloudflare, Inc., Class A	3.5%
Advanced Micro Devices, Inc.	3.4%
Sandisk Corp.	3.3%
Western Digital Corp.	3.1%
Flex Ltd.	2.8%
W.W. Grainger, Inc.	2.5%
Datadog, Inc., Class A	2.5%
Royal Caribbean Cruises Ltd.	2.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PSMKX — SAR (5/26)

Victory Pioneer Select Mid Cap Growth Fund

Class Y

Ticker: GROYX

Semi-Annual Shareholder Report — May 31, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Select Mid Cap Growth Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$42	0.78%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of May 31, 2026)

Table Summary
Net Assets	$1,899,191
Number of Holdings	80
Portfolio Turnover	33%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of May 31, 2026)

Table Summary
Value	Value
Real Estate	1.2%
Communication Services	1.5%
Consumer Staples	2.1%
Utilities	2.4%
Energy	3.0%
Financials	6.8%
Consumer Discretionary	12.1%
Health Care	13.5%
Industrials	23.6%
Information TechnologyFootnote Reference**	33.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of May 31, 2026)

Table Summary
Vertiv Holdings Co., Class A	4.5%
Siemens Energy AG	3.7%
Cloudflare, Inc., Class A	3.5%
Advanced Micro Devices, Inc.	3.4%
Sandisk Corp.	3.3%
Western Digital Corp.	3.1%
Flex Ltd.	2.8%
W.W. Grainger, Inc.	2.5%
Datadog, Inc., Class A	2.5%
Royal Caribbean Cruises Ltd.	2.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GROYX — SAR (5/26)

(b)  Not applicable.

Item 2. Code of Ethics.

         Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

(a)

May 31, 2026
Semi-Annual: Full Financials
Victory Pioneer International Equity Fund

TABLE OF CONTENTS
Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
5
Statement of Operations
6
Statements of Changes in Net Assets
7
Financial Highlights
9
Notes to Financial Statements (Form N-CSR Item 7) 13

Schedule of Portfolio Investments
May 31, 2026
Victory Portfolios IV
Victory Pioneer International Equity Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (96.3%)
Canada (3.9%):
Materials (3.9%):
Barrick Mining Corp. .................................................... 1,283,600 $ 54,839
Teck Resources Ltd., Class B .............................................. 285,568 18,893
73,732
Denmark (1.7%):
Financials (1.7%):
Danske Bank A/S ....................................................... 624,255 32,885
France (6.2%):
Consumer Discretionary (0.5%):
LVMH Moet Hennessy Louis Vuitton SE ...................................... 15,423 8,547
Health Care (2.2%):
Sanofi SA ............................................................ 487,555 42,672
Industrials (1.0%):
Schneider Electric SE .................................................... 61,691 19,386
Information Technology (2.5%):
Capgemini SE ......................................................... 409,646 48,693
119,298
Germany (12.4%):
Communication Services (1.2%):
Deutsche Telekom AG ................................................... 688,945 23,182
Health Care (0.6%):
BioNTech SE, ADR(a) ................................................... 128,655 12,344
Industrials (6.3%):
Hensoldt AG .......................................................... 347,756 35,871
Jungheinrich AG, Preference Shares ......................................... 873,121 25,350
Siemens AG, Registered Shares ............................................. 162,684 51,200
Tkms AG & Co. KGaA (a) ................................................ 74,725 7,345
119,766
Information Technology (0.8%):
SAP SE .............................................................. 80,994 14,653
Materials (0.5%):
thyssenkrupp AG ....................................................... 762,874 10,452
Utilities (3.0%):
RWE AG ............................................................. 899,887 57,262
237,659
Ireland (7.7%):
Consumer Staples (1.8%):
Kerry Group PLC, Class A ................................................ 407,059 34,738
Financials (3.2%):
Bank of Ireland Group PLC ............................................... 2,954,185 60,044
Materials (2.7%):
CRH PLC ............................................................ 481,286 52,359
147,141
Italy (7.9%):
Financials (5.2%):
FinecoBank Banca Fineco SpA ............................................. 2,241,160 54,577
Nexi SpA (b) .......................................................... 8,814,594 36,001
UniCredit SpA ......................................................... 112,337 9,669
100,247
Materials (2.7%):
Buzzi SpA ............................................................ 951,429 51,374
151,621

Victory Portfolios IV
Victory Pioneer International Equity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
See notes to financial statements.
Security Description Shares
Value
(000)
Japan (22.1%):
Consumer Discretionary (3.1%):
Nitori Holdings Co. Ltd. .................................................. 1,538,500 $ 25,365
Shimamura Co. Ltd. ..................................................... 1,615,200 33,408
58,773
Energy (1.2%):
Inpex Corp. ........................................................... 1,048,900 23,769
Financials (2.8%):
Sumitomo Mitsui Financial Group, Inc. ....................................... 1,489,700 54,421
Health Care (2.3%):
Hoya Corp. ........................................................... 264,500 44,914
Industrials (10.2%):
BayCurrent , Inc. ....................................................... 1,090,300 38,488
Fuji Electric Co. Ltd. .................................................... 722,600 69,904
Mitsubishi Electric Corp. ................................................. 1,759,600 72,336
Taisei Corp. ........................................................... 160,500 14,125
194,853
Information Technology (2.5%):
FUJIFILM Holdings Corp. ................................................ 2,269,400 47,346
424,076
Mexico (1.3%):
Consumer Staples (0.5%):
Fomento Economico Mexicano SAB de CV, ADR ............................... 80,127 9,537
Financials (0.8%):
Grupo Financiero Banorte SAB de CV, Class O ................................. 1,443,500 15,053
24,590
Netherlands (1.9%):
Financials (1.9%):
ABN AMRO Bank NV, Class CV ........................................... 890,136 35,399
Russian Federation (0.0%):
Consumer Staples (0.0%):
Magnit PJSC(a)(c)(d) .................................................... 21,796 —
Energy (0.0%):
Rosneft Oil Co. PJSC(a)(c)(d) .............................................. 396,947 —
—
South Korea (5.9%):
Financials (1.3%):
KB Financial Group, Inc. ................................................. 257,808 25,793
Industrials (1.4%):
Hyundai Rotem Co. Ltd. .................................................. 204,540 27,216
Information Technology (3.2%):
Samsung Electronics Co. Ltd. .............................................. 287,046 60,478
113,487
Spain (2.1%):
Financials (2.1%):
Banco de Sabadell SA ................................................... 11,817,932 39,786
Switzerland (4.3%):
Financials (0.6%):
UBS Group AG ........................................................ 227,658 10,795
Health Care (2.4%):
Lonza Group AG, Registered Shares ......................................... 72,709 46,441
Materials (1.3%):
Holcim AG(a) ......................................................... 260,593 25,822
83,058

Victory Portfolios IV
Victory Pioneer International Equity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
See notes to financial statements.
Security Name
Acquisition Date
Cost
Value
Magnit PJSC ......................................................
7/23/2020
1,483
$ —
Rosneft Oil Co. PJSC ................................................
6/23/2021
3,131
—
Total (–% of net assets)
$4,614
$—
Security Description Shares
Value
(000)
Taiwan (2.7%):
Information Technology (2.7%):
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 698,000 $ 52,552
United Kingdom (10.0%):
Consumer Discretionary (3.1%):
Compass Group PLC .................................................... 1,354,078 43,559
Persimmon PLC ........................................................ 1,017,253 15,239
58,798
Consumer Staples (4.1%):
Associated British Foods PLC .............................................. 651,728 15,991
Tesco PLC ............................................................ 7,492,045 43,273
Unilever PLC, ADR ..................................................... 324,640 18,326
77,590
Energy (1.8%):
Shell PLC, ADR ....................................................... 419,496 35,288
Financials (1.0%):
Standard Chartered PLC .................................................. 710,039 19,048
190,724
United States (6.2%):
Industrials (3.0%):
Sunbelt Rentals Holdings, Inc. ............................................. 720,984 56,647
Information Technology (3.2%):
Advanced Micro Devices, Inc.(a) ............................................ 119,977 61,920
118,567
Total Common Stocks (Cost $1,401,833) 1,844,575
U.S. Treasury Obligations (2.7%)
U.S. Treasury Bills
3.23%, 6/9/26(e) ................................................... $ 18,000 17,985
3.41%, 6/16/26(e) .................................................. 27,000 26,959
3.48%, 6/23/26(e) .................................................. 6,000 5,987
Total U.S. Treasury Obligations (Cost $50,932) 50,931
Total Investments (Cost $1,452,765) — 99.0% 1,895,506
Other assets in excess of liabilities — 1.0% 19,879
NET ASSETS - 100.00% $ 1,915,385
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2026, the fair value of these securities was $36,001
(thousands) and amounted to 1.9% of net assets.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of May 31, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(d) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at May 31, 2026
(amounts in thousands):
(e) Rate represents the effective yield at May 31, 2026.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Statement of Assets and Liabilities
May 31, 2026

See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Pioneer
International
Equity Fund
Assets:
Investments, at value (Cost $1,452,765) $ 1,895,506
Foreign currency, at value (Cost $997) 1,001
Cash 20,061
Receivables:
Dividends and interest 6,777
Capital shares issued 2,618
From Adviser 54
Reclaims 3,227
Prepaid expenses 184
Total Assets 1,929,428
Liabilities:
Payables:
Investments purchased 11,529
Capital shares redeemed 1,231
Accrued expenses and other payables:
Investment advisory fees 996
Administration fees 69
Custodian fees 20
Transfer agent fees 29
Sub-Transfer agent fees 83
Trustees' fees 3
12b-1 fees 17
Other accrued expenses 66
Total Liabilities 14,043
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,411,453
Total accumulated earnings (loss) 503,932
Net Assets $ 1,915,385
Net Assets:
Class A $ 129,452
Class C 7,659
Class R6 146,634
Class Y 1,631,640
Total $ 1,915,385
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 3,389
Class C 245
Class R6 3,831
Class Y 42,622
Total 50,087
Net asset value, offering and redemption price per share:(a)
Class A $ 38.20
Class C(b) 31.25
Class R6 38.27
Class Y 38.28
Maximum Sales Charge — Class A 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 40.53
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(b) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended May 31, 2026

See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
(Unaudited)
Victory Pioneer
International
Equity Fund
Investment Income:
Dividends $ 38,278
Interest 599
Foreign tax withholding (5,111)
Total Income 33,766
Expenses:
Investment advisory fees 5,308
Administration fees 368
Sub-Administration fees 4
12b-1 fees — Class A 152
12b-1 fees — Class C 35
Custodian fees 41
Transfer agent fees — Class A 36
Transfer agent fees — Class C 2
Transfer agent fees — Class R6 1
Transfer agent fees — Class Y 30
Sub-Transfer agent fees — Class A 45
Sub-Transfer agent fees — Class C 2
Sub-Transfer agent fees — Class Y 505
Trustees' fees 23
Legal and audit fees 37
State registration and filing fees 36
Other expenses 26
Recoupment of prior expenses waived/reimbursed by Adviser 7
Total Expenses 6,658
Expenses waived/reimbursed by Adviser (180)
Net Expenses 6,478
Net Investment Income (Loss) 27,288
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 43,444
Net realized gains (losses) from forward foreign currency exchange contracts (18)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 161,354
Net realized/unrealized gains (losses) on investments 204,780
Change in net assets resulting from operations $ 232,068

(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer International
Equity Fund
Six Months
Ended
May 31, 2026
(Unaudited)
Year
Ended
November 30,
2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 27,288 $ 21,125
Net realized gains (losses) 43,426 41,286
Net change in unrealized appreciation/depreciation 161,354 211,625
Change in net assets resulting from operations 232,068 274,036
Distributions to Shareholders:
Class A (1,690) (4,116)
Class C (80) (254)
Class R6 (1,365) (2,961)
Class Y (23,205) (43,619)
Change in net assets resulting from distributions to shareholders (26,340) (50,950)
Change in net assets resulting from capital transactions 293,096 438,269
Change in net assets 498,824 661,355
Net Assets:
Beginning of period 1,416,561 755,206
End of period $ 1,915,385 $ 1,416,561
* Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, and Class Y shares of the Predecessor Fund received Class A, Class
C, Class R6, and Class Y shares of the Fund, respectively.

(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer International
Equity Fund
Six Months
Ended
May 31, 2026
(Unaudited)
Year
Ended
November 30,
2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 10,105 $ 13,547
Distributions reinvested 1,642 4,005
Cost of shares redeemed (10,505) (16,646)
Total Class A $ 1,242 $ 906
Class C
Proceeds from shares issued $ 793 $ 880
Distributions reinvested 80 254
Cost of shares redeemed (525) (1,408)
Total Class C $ 348 $ (274)
Class R6
Proceeds from shares issued $ 86,694 $ 11,837
Distributions reinvested 1,365 2,961
Cost of shares redeemed (30,726) (16,564)
Total Class R6 $ 57,333 $ (1,766)
Class Y
Proceeds from shares issued $ 446,123 $ 680,927
Distributions reinvested 23,169 43,532
Cost of shares redeemed (235,119) (285,057)
Total Class Y $ 234,173 $ 439,402
Change in net assets resulting from capital transactions $ 293,096 $ 438,269
Share Transactions:
Class A
Issued 285 459
Reinvested 48 128
Redeemed (295) (569)
Total Class A 38 18
Class C
Issued 27 37
Reinvested 3 10
Redeemed (18) (59)
Total Class C 12 (12)
Class R6
Issued 2,459 379
Reinvested 40 96
Redeemed (879) (548)
Total Class R6 1,620 (73)
Class Y
Issued 12,546 21,759
Reinvested 672 1,385
Redeemed (6,663) (9,721)
Total Class Y 6,555 13,423
Change in Shares 8,225 13,356
* Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, and Class Y shares of the Predecessor Fund received Class A, Class
C, Class R6, and Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
9
See notes to financial statements.
Victory Pioneer International Equity Fund
Class A*
Six Months
Ended
May 31, 2026
(Unaudited)
Year
Ended
November 30,
2025
Year
Ended
November 30,
2024
Year
Ended
November 30,
2023
Year
Ended
November 30,
2022
Year
Ended
November 30,
2021
Net Asset Value, Beginning of Period $33.76 $26.45 $23.66 $21.83 $24.49 $24.00
Investment Activities:
Net investment income (loss)(a) 0.49 0.60 0.41 0.41 0.40 0.54
Net realized and unrealized gains (losses) 4.45 7.97 2.84 2.01 (2.11) 2.77
Total from Investment Activities 4.94 8.57 3.25 2.42 (1.71) 3.31
Distributions to Shareholders from:
Net investment income (0.50) (0.25) (0.25) (0.43) (0.57) (0.05)
Net realized gains — (1.01) (0.21) (0.16) (0.38) (2.77)
Total Distributions (0.50) (1.26) (0.46) (0.59) (0.95) (2.82)
Net Asset Value, End of Period $38.20 $33.76 $26.45 $23.66 $21.83 $24.49
Total Return(b)(c) 14.81% 32.82% 13.87% 11.40% (7.20)%(d) 13.66%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.08% 1.13% 1.12% 1.10% 1.13% 1.15%
Net Investment Income (Loss)(e) 2.77% 2.03% 1.56% 1.79% 1.81% 1.96%
Gross Expenses(e)(f) 1.08% 1.14% 1.16% 1.30% 1.34% 1.40%
Supplemental Data:
Net Assets at end of period (000's) $129,452 $113,125 $88,167 $74,711 $67,134 $76,634
Portfolio Turnover(b)(g) 24% 58% 37% 38% 51% 62%
* Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) The class action lawsuit did not have an impact on the total return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory Pioneer International Equity Fund
Class C*
Six Months
Ended
May 31, 2026
(Unaudited)
Year
Ended
November 30,
2025
Year
Ended
November 30,
2024
Year
Ended
November 30,
2023
Year
Ended
November 30,
2022
Year
Ended
November 30,
2021
Net Asset Value, Beginning of Period $27.65 $21.86 $19.65 $18.24 $20.61 $20.70
Investment Activities:
Net investment income (loss)(a) 0.31 0.31 0.19 0.19 0.20 0.28
Net realized and unrealized gains (losses) 3.63 6.60 2.36 1.69 (1.79) 2.40
Total from Investment Activities 3.94 6.91 2.55 1.88 (1.59) 2.68
Distributions to Shareholders from:
Net investment income (0.34) (0.11) (0.13) (0.31) (0.40) —
Net realized gains — (1.01) (0.21) (0.16) (0.38) (2.77)
Total Distributions (0.34) (1.12) (0.34) (0.47) (0.78) (2.77)
Net Asset Value, End of Period $31.25 $27.65 $21.86 $19.65 $18.24 $20.61
Total Return(b)(c) 14.39% 31.87% 13.05% 10.53% (7.87)%(d) 12.79%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.79% 1.85% 1.83% 1.90% 1.85% 1.94%
Net Investment Income (Loss)(e) 2.12% 1.29% 0.88% 1.00% 1.09% 1.18%
Gross Expenses(e)(f) 1.79% 1.85% 1.87% 2.10% 2.07% 2.15%
Supplemental Data:
Net Assets at end of period (000's) $7,659 $6,440 $5,359 $4,330 $3,892 $4,578
Portfolio Turnover(b)(g) 24% 58% 37% 38% 51% 62%
* Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) The class action lawsuit did not have an impact on the total return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

11
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer International Equity Fund
Class R6*
Six Months
Ended
May 31, 2026
(Unaudited)
Year
Ended
November 30,
2025
Year
Ended
November 30,
2024
Year
Ended
November 30,
2023
June 6,
2022(a)
through
November 30,
2022
Net Asset Value, Beginning of Period $33.87 $26.53 $23.74 $21.90 $22.62
Investment Activities:
Net investment income (loss)(b) 0.67 0.71 0.52 0.50 0.15
Net realized and unrealized gains (losses) 4.35 7.99 2.83 2.02 (0.49)
Total from Investment Activities 5.02 8.70 3.35 2.52 (0.34)
Distributions to Shareholders from:
Net investment income (0.62) (0.35) (0.35) (0.52) —
Net realized gains — (1.01) (0.21) (0.16) (0.38)
Total Distributions (0.62) (1.36) (0.56) (0.68) (0.38)
Net Asset Value, End of Period $38.27 $33.87 $26.53 $23.74 $21.90
Total Return(c)(d) 15.02% 33.35% 14.27% 11.89% (1.44)%(e)
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.69% 0.74% 0.73% 0.69% 0.70%
Net Investment Income (Loss)(f) 3.75% 2.39% 1.96% 2.14% 1.51%
Gross Expenses(f)(g) 0.69% 0.74% 0.77% 0.90% 0.99%
Supplemental Data:
Net Assets at end of period (000's) $146,634 $74,885 $60,593 $49,446 $31,305
Portfolio Turnover(c)(h) 24% 58% 37% 38% 51%
* Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, and Class Y shares of the Fund, respectively.
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) The class action lawsuit did not have an impact on the total return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory Pioneer International Equity Fund
Class Y*
Six Months
Ended
May 31, 2026
(Unaudited)
Year
Ended
November 30,
2025
Year
Ended
November 30,
2024
Year
Ended
November 30,
2023
Year
Ended
November 30,
2022
Year
Ended
November 30,
2021
Net Asset Value, Beginning of Period $33.88 $26.55 $23.75 $21.91 $24.58 $24.06
Investment Activities:
Net investment income (loss)(a) 0.58 0.69 0.51 0.42 0.60 0.66
Net realized and unrealized gains (losses) 4.44 8.00 2.85 2.10 (2.20) 2.77
Total from Investment Activities 5.02 8.69 3.36 2.52 (1.60) 3.43
Distributions to Shareholders from:
Net investment income (0.62) (0.35) (0.35) (0.52) (0.69) (0.14)
Net realized gains — (1.01) (0.21) (0.16) (0.38) (2.77)
Total Distributions (0.62) (1.36) (0.56) (0.68) (1.07) (2.91)
Net Asset Value, End of Period $38.28 $33.88 $26.55 $23.75 $21.91 $24.58
Total Return(b)(c) 14.97% 33.29% 14.31% 11.89% (6.78)%(d) 14.19%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.74% 0.74% 0.74% 0.70% 0.70% 0.70%
Net Investment Income (Loss)(e) 3.24% 2.34% 1.92% 1.79% 2.59% 2.40%
Gross Expenses(e)(f) 0.77% 0.86% 0.90% 0.99% 0.95% 0.92%
Supplemental Data:
Net Assets at end of period (000's) $1,631,640 $1,222,110 $601,088 $245,007 $23,087 $66,646
Portfolio Turnover(b)(g) 24% 58% 37% 38% 51% 62%
* Pioneer International Equity Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) If the Fund had not recognized gains in the settlement of class action lawsuits during the year ended November 30, 2022, the total return would have been
(6.83)%.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
May 31, 2026
Victory Portfolios IV
13
(Unaudited)
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on May 2, 2025, is the successor to the Pioneer International Equity Fund (the “Predecessor Fund”).
The Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, and Class Y shares in exchange for the Fund’s Class A, Class
C, Class R6, and Class Y shares, respectively, on May 2, 2025, pursuant to an agreement and plan of reorganization (the “Reorganization”)
which was approved by the shareholders of the Predecessor Fund on April 28, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in any federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C,
Class K, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, and Class Y shares of the Fund, respectively, in the
Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek long-term capital growth.
Effective April 1, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 4).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification (ASC) Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer International Equity Fund International Equity Fund Class A, Class C, Class R6, and
Class Y

Notes to Financial Statements — continued
May 31, 2026
Victory Portfolios IV
14
(Unaudited)
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean if available, otherwise the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of May 31, 2026, based upon the three levels defined above, is included in the table below while the breakdown,
by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of May 31, 2026, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Lending:
Effective May 8, 2026, the Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of
Level 1 Level 2 Level 3 Total
International Equity Fund
Common Stocks ............................................... $ 278,560 $ 1,566,015 $ —(a) $ 1,844,575
U.S. Treasury Obligations ........................................ — 50,931 — 50,931
Total ....................................................... $ 278,560 $ 1,616,946 $ —(a) $ 1,895,506
(a) Zero market value securities.

Notes to Financial Statements — continued
May 31, 2026
Victory Portfolios IV
15
(Unaudited)
income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of May 31, 2026, the Fund did not have any securities on loan.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of May 31,
2026, the Fund had no open forward foreign exchange currency contracts.
Summary of Derivative Instruments:
The following table presents  the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended May 31, 2026 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Net Realized
Gains (Losses)
from Forward
Currency Exchange
Contracts
Net Realized Gains
(Losses) from
Purchased Options
Net Change
in Unrealized
Appreciation/
Depreciation from
Purchased Options
Forward Exchange Rate Risk Exposure: (18,000)
International Equity Fund ........................................... $ (18) $ – $ –

Notes to Financial Statements — continued
May 31, 2026
Victory Portfolios IV
16
(Unaudited)
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of November 30.
For the six months ended May 31, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended May 31, 2026, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM-affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within their principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of May 31, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Excluding U.S. Government
Securities
Purchases Sales
International Equity Fund .................................................................... $ 656,476 $ 398,186
International Equity Fund
Ownership %
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4%
Victory Pioneer Solutions – Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.1%

Notes to Financial Statements — continued
May 31, 2026
Victory Portfolios IV
17
(Unaudited)
Amounts incurred and paid to VCM for the six months ended May 31, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and
Fund Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocated to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the six months ended May 31, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for the six months ended May 31, 2026, are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of its reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the six months ended May 31, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund’s transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the six months ended May 31, 2026, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A and Class C, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the six months ended May 31, 2026, are reflected on the Statement of Operations as
12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended May 31, 2026, the
Distributor received $5 thousand from commissions earned in connection with sales of Class A.
Adviser Fee Tier Rates
Up to $1
billion
Over $1 billion
International Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%, plus 0.60%
Annual Charge
Up to $15
billion
Over $15 billion -
$30 billion
Over $30
billion - $85
billion
Over $85
billion
International Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
May 31, 2026
Victory Portfolios IV
18
(Unaudited)
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the period ended May 31, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of May 31, 2026, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at May 31, 2026.
For the six months ended May 31, 2026, the following recoupment amount was paid to the Adviser (amounts in thousands):
The dates in the table below represent the fiscal year-end in which the 24-month recoupment period expires. As of May 31, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended May 31, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Risks of Non-U.S. Investments — Investing in non-U.S. issuers, or in U.S. issuers that have significant exposure to foreign markets, may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the Fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, reduction of government or central bank support, inadequate accounting standards, auditing and financial recordkeeping requirements, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, arbitrary application of laws and regulations or lack of rule of law, and investment and repatriation restrictions. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims. Lack
In effect until April 1, 2028
Class A Class C Class R6 Class Y
International Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.12% 1.83% 0.73% 0.74%
Amount
International Equity Fund ............................................................................... $ 7
November 30,
2027
November 30,
2028 Total
International Equity Fund ........................................................... $ 686 $ 183 $ 869

Notes to Financial Statements — continued
May 31, 2026
Victory Portfolios IV
19
(Unaudited)
of information and less market regulation also may affect the value of these securities. Dividends and interest received by the Fund and capital gains recognized by the Fund may give rise to withholding and other taxes imposed by foreign countries and may decrease the Fund’s return.
Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Emerging market economies tend to be less diversified than those of more developed countries. They typically have fewer medical and economic resources than more developed countries and thus they may be less able to control or mitigate the effects of a pandemic. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium)
to the underlying security.
Geographic Focus Risk — To the extent the Fund focuses its investments in issuers located in a particular country or region, the Fund is subject to greater risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region. For example, the Fund may be subject to greater risk of adverse securities markets, exchange rates, social, political, regulatory, economic, business, environmental or other developments, or natural disasters.
Currency Risk — Because the Fund may invest in non-U.S. currencies, securities denominated in non-U.S. currencies, and other currency-
related investments, the Fund is subject to currency risk, meaning that the Fund could experience losses based on changes in the exchange rate between non-U.S. currencies and the U.S. dollar or as a result of currency conversion costs. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.
Value Style Risk — The prices of securities the Adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market. A value stock may not increase in price as anticipated by the
Adviser if other investors fail to recognize the company’s value and bid up the price or the factors that the Adviser believes will increase the price of the security do not occur or do not have the anticipated effect.
7. Borrowing and Interfund Lending:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September 1,
2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January 28,
2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027, and the annual commitment fee remained unchanged at 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.00 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended May 31, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended May 31, 2026.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.

Notes to Financial Statements — continued
May 31, 2026
Victory Portfolios IV
20
(Unaudited)
At the tax year ended November 30, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
9. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
19390-0726

May 31, 2026
Semi-Annual: Full Financials
Victory Pioneer Select Mid Cap Growth Fund

TABLE OF CONTENTS
Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
5
Statement of Operations
6
Statements of Changes in Net Assets
7
Financial Highlights

Notes to Financial Statements (Form N-CSR Item 7) 13

Schedule of Portfolio Investments
May 31, 2026
Victory Portfolios IV
Victory Pioneer Select Mid Cap Growth Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.9%)
Communication Services (1.5%):
ROBLOX Corp., Class A(a) ............................................... 127,459 $ 6,010
Spotify Technology SA(a) ................................................. 44,832 22,312
28,322
Communications Equipment (3.2%):
Applied Optoelectronics, Inc.(a) ............................................ 209,256 33,148
Nokia Oyj , ADR ....................................................... 1,776,736 28,235
61,383
Consumer Discretionary (12.1%):
AutoZone, Inc.(a) ....................................................... 5,666 16,631
Chipotle Mexican Grill, Inc., Class A(a) ....................................... 542,316 17,278
DoorDash , Inc., Class A(a) ................................................ 83,296 13,268
DraftKings, Inc.(a) ...................................................... 266,164 6,518
Marriott International, Inc., Class A .......................................... 97,082 36,464
Ollie's Bargain Outlet Holdings, Inc.(a) ....................................... 139,212 11,364
Planet Fitness, Inc., Class A(a) ............................................. 86,588 4,633
Ross Stores, Inc. ....................................................... 118,084 27,364
Royal Caribbean Cruises Ltd. .............................................. 158,510 45,117
TopBuild Corp.(a) ...................................................... 52,609 21,963
Viking Holdings Ltd.(a) .................................................. 313,985 28,921
229,521
Consumer Staples (2.1%):
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 160,920 13,723
Celsius Holdings, Inc.(a) .................................................. 238,530 7,936
Darling Ingredients, Inc.(a) ................................................ 302,166 17,858
39,517
Electronic Equipment, Instruments & Components (5.1%):
Amphenol Corp., Class A ................................................. 179,245 26,665
Flex Ltd.(a) ........................................................... 349,270 52,663
Novanta, Inc.(a) ........................................................ 113,232 18,041
97,369
Energy (3.0%):
HF Sinclair Corp. ....................................................... 293,758 20,531
PBF Energy, Inc., Class A ................................................. 352,663 14,353
The Williams Cos., Inc. .................................................. 299,891 21,409
56,293
Financials (6.8%):
Evercore, Inc., Class A ................................................... 86,098 29,347
Figure Technology Solutions, Inc., Class A(a) ................................... 223,495 7,901
Marex Group PLC ...................................................... 518,381 27,443
Miami International Holdings, Inc.(a) ........................................ 394,143 18,623
MSCI, Inc., Class A ..................................................... 29,721 17,784
Robinhood Markets, Inc., Class A(a) ......................................... 107,050 13,204
Tradeweb Markets, Inc., Class A ............................................ 174,061 15,581
129,883
Health Care (13.5%):
Agilent Technologies, Inc. ................................................. 69,137 9,370
Alnylam Pharmaceuticals, Inc.(a) ........................................... 24,615 7,433
Edgewise Therapeutics, Inc.(a) ............................................. 795,789 27,184
Erasca , Inc.(a) ......................................................... 1,332,535 17,110
Guardant Health, Inc.(a) .................................................. 122,421 15,877
Insmed , Inc.(a) ......................................................... 183,627 19,632
Labcorp Holdings, Inc. ................................................... 96,835 25,183
McKesson Corp. ....................................................... 41,154 30,554
Natera , Inc.(a) ......................................................... 142,095 31,740
Penumbra, Inc.(a) ....................................................... 7,435 2,367
Repligen Corp.(a) ....................................................... 84,060 10,419
ResMed, Inc. .......................................................... 58,144 11,080
Revolution Medicines, Inc.(a) .............................................. 42,099 6,630

Victory Portfolios IV
Victory Pioneer Select Mid Cap Growth Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Spyre Therapeutics, Inc.(a) ................................................ 249,308 $ 18,324
Vaxcyte , Inc.(a) ........................................................ 440,429 22,638
255,541
Industrials (23.6%):
Axon Enterprise, Inc.(a) .................................................. 44,554 19,992
BWX Technologies, Inc. .................................................. 71,912 14,086
Firefly Aerospace, Inc.(a) ................................................. 296,898 15,675
Forgent Power Solutions, Inc., Class A(a) ...................................... 267,957 14,647
Generac Holdings, Inc.(a) ................................................. 83,729 23,269
Hyundai Rotem Co. Ltd. .................................................. 103,907 13,824
Karman Holdings, Inc.(a) ................................................. 158,045 9,088
L3Harris Technologies, Inc. ............................................... 48,113 15,164
Regal Rexnord Corp. .................................................... 128,684 25,963
Rollins, Inc. ........................................................... 664,639 31,637
Saia, Inc.(a) ........................................................... 56,162 26,529
Siemens Energy AG ..................................................... 372,016 70,833
Tkms AG & Co. KGaA (a) ................................................ 173,092 17,020
Verisk Analytics, Inc., Class A .............................................. 100,024 17,503
Vertiv Holdings Co., Class A ............................................... 269,651 85,132
W.W. Grainger, Inc. ..................................................... 39,188 48,367
448,729
IT Services (6.2%):
Akamai Technologies, Inc.(a) .............................................. 71,532 10,697
Cloudflare, Inc., Class A(a) ................................................ 277,162 67,023
MongoDB, Inc., Class A(a) ................................................ 47,021 15,778
Snowflake, Inc., Class A(a) ................................................ 93,344 23,854
117,352
Real Estate (1.2%):
Iron Mountain, Inc. ..................................................... 178,076 22,838
Semiconductors & Semiconductor Equipment (9.3%):
Advanced Micro Devices, Inc.(a) ............................................ 123,676 63,829
Astera Labs, Inc.(a) ..................................................... 43,120 14,784
Credo Technology Group Holding Ltd.(a) ..................................... 135,687 32,026
Kioxia Holdings Corp.(a) ................................................. 77,500 32,044
Rambus, Inc.(a) ........................................................ 99,375 14,455
Siltronic AG(a) ........................................................ 97,642 11,924
SOITEC(a) ........................................................... 37,108 7,685
176,747
Software (3.5%):
Datadog, Inc., Class A(a) ................................................. 193,148 47,775
Samsara, Inc., Class A(a) ................................................. 503,136 17,605
65,380
Technology Hardware, Storage & Peripherals (6.4%):
Sandisk Corp.(a) ....................................................... 37,228 63,100
Western Digital Corp. .................................................... 111,383 59,168
122,268
Utilities (2.4%):
NRG Energy, Inc. ....................................................... 237,492 31,843
Talen Energy Corp.(a) ................................................... 35,725 13,818
45,661
Total Common Stocks (Cost $1,030,386)
a
a
a
1,896,804
Total Investments (Cost $1,030,386) — 99.9% 1,896,804
Other assets in excess of liabilities —  0.1% 2,387
NET ASSETS - 100.00% $ 1,899,191
At May 31, 2026, the Fund's investments in foreign securities were 13.7% of net assets.
(a) Non-income producing security.

Victory Portfolios IV
Victory Pioneer Select Mid Cap Growth Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
See notes to financial statements.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Statement of Assets and Liabilities
May 31, 2026
5
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Pioneer
Select Mid Cap
Growth Fund
Assets:
Investments, at value (Cost $1,030,386) $ 1,896,804
Foreign currency, at value (Cost $2) 2
Cash 6,863
Receivables:
Dividends and interest 737
Capital shares issued 1,768
Investments sold 4,042
Reclaims 140
Prepaid expenses 102
Total Assets 1,910,458
Liabilities:
Payables:
Investments purchased 8,178
Capital shares redeemed 1,554
Accrued expenses and other payables:
Investment advisory fees 937
Administration fees 67
Custodian fees 10
Transfer agent fees 93
Sub-Transfer agent fees 122
Trustees' fees 9
12b-1 fees 165
Other accrued expenses 132
Total Liabilities 11,267
Commitments and contingencies (Note 4 )
Net Assets:
Capital 934,577
Total accumulated earnings (loss) 964,614
Net Assets $ 1,899,191
Net Assets:
Class A $ 1,497,305
Class C 15,529
Class R6 122,209
Class Y 264,148
Total $ 1,899,191
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 25,597
Class C 629
Class R6 1,954
Class Y 3,803
Total 31,983
Net asset value, offering and redemption price per share:(a)
Class A $ 58.50
Class C(b) 24.69
Class R6 62.53
Class Y 69.45
Maximum Sales Charge — Class A 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 62.07
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(b) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended May 31, 2026
6
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
(Unaudited)
Victory Pioneer
Select Mid Cap
Growth Fund
Investment Income:
Dividends $ 4,234
Interest 143
Foreign tax withholding (88)
Total Income 4,289
Expenses:
Investment advisory fees 5,025
Administration fees 366
Sub-Administration fees 4
12b-1 fees — Class A 1,671
12b-1 fees — Class C 71
Custodian fees 14
Transfer agent fees — Class A 125
Transfer agent fees — Class C 4
Transfer agent fees — Class R6 1
Transfer agent fees — Class Y 3
Sub-Transfer agent fees — Class A 312
Sub-Transfer agent fees — Class C 4
Sub-Transfer agent fees — Class Y 133
Trustees' fees 29
Legal and audit fees 37
State registration and filing fees 28
Other expenses 33
Recoupment of prior expenses waived/reimbursed by Adviser 18
Total Expenses 7,878
Expenses waived/reimbursed by Adviser — (a)
Net Expenses 7,878
Net Investment Income (Loss) (3,589)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 100,600
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 193,950
Net realized/unrealized gains (losses) on investments 294,550
Change in net assets resulting from operations $ 290,961
(a) Rounds to less than $1 thousand.

7
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Select Mid Cap
Growth Fund
Six Months
Ended
May 31, 2026
(Unaudited)
Year
Ended
November 30,
2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (3,589) $ (3,535)
Net realized gains (losses) 100,600 237,727
Net change in unrealized appreciation/depreciation 193,950 (15,124)
Change in net assets resulting from operations 290,961 219,068
Distributions to Shareholders:
Class A — (187,272)
Class C — (3,989)
Class R6 — (13,346)
Class Y — (26,053)
Change in net assets resulting from distributions to shareholders — (230,660)
Change in net assets resulting from capital transactions (48,872) 49,748
Change in net assets 242,089 38,156
Net Assets:
Beginning of period 1,657,102 1,618,946
End of period $ 1,899,191 $ 1,657,102
* Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received
Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.

8
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Select Mid Cap
Growth Fund
Six Months
Ended
May 31, 2026
(Unaudited)
Year
Ended
November 30,
2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 44,183 $ 42,108
Distributions reinvested — 181,141
Cost of shares redeemed (106,857) (154,684)
Total Class A $ (62,674) $ 68,565
Class C
Proceeds from shares issued $ 659 $ 1,344
Distributions reinvested — 3,976
Cost of shares redeemed (1,842) (4,918)
Total Class C $ (1,183) $ 402
Class R
Proceeds from shares issued $ — $ 2,528
Distributions reinvested — —
Cost of shares redeemed — (11,439)
Total Class R $ — $ (8,911)
Class R6
Proceeds from shares issued $ 16,922 $ 16,913
Distributions reinvested — 12,071
Cost of shares redeemed (14,669) (33,024)
Total Class R6 $ 2,253 $ (4,040)
Class Y
Proceeds from shares issued $ 40,823 $ 44,493
Distributions reinvested — 24,070
Cost of shares redeemed (28,091) (74,831)
Total Class Y $ 12,732 $ (6,268)
Change in net assets resulting from capital transactions $ (48,872) $ 49,748
Share Transactions:
Class A
Issued 867 873
Reinvested — 3,740
Redeemed (2,096) (3,083)
Total Class A (1,229) 1,530
Class C
Issued 30 53
Reinvested — 194
Redeemed (84) (197)
Total Class C (54) 50
Class R
Issued — 60
Reinvested — —
Redeemed — (288)
Total Class R — (228)
Class R6
Issued 308 319
Reinvested — 234
Redeemed (267) (614)
Total Class R6 41 (61)
Class Y
Issued 677 752
Reinvested — 419
Redeemed (462) (1,345)
Total Class Y 215 (174)
Change in Shares (1,027) 1,117
* Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received
Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
9
See notes to financial statements.
Victory Pioneer Select Mid Cap Growth Fund
Class A*
Six Months
Ended
May 31, 2026
(Unaudited)
Year
Ended
November 30,
2025
Year
Ended
November 30,
2024
Year
Ended
November 30,
2023
Year
Ended
November 30,
2022
Year
Ended
November 30,
2021
Net Asset Value, Beginning of Period $49.60 $50.19 $39.35 $38.27 $52.58 $51.44
Investment Activities:
Net investment income (loss)(a) (0.12) (0.13) (0.27) (0.13) (0.17) (0.43)
Net realized and unrealized gains (losses) 9.02 7.60 16.82 1.21 (13.48) 7.62
Total from Investment Activities 8.90 7.47 16.55 1.08 (13.65) 7.19
Distributions to Shareholders from:
Net realized gains — (8.06) (5.71) — (0.66) (6.05)
Total Distributions — (8.06) (5.71) — (0.66) (6.05)
Net Asset Value, End of Period $58.50 $49.60 $50.19 $39.35 $38.27 $52.58
Total Return(b)(c) 17.92% 15.27% 42.10%(d) 2.82%(e) (25.94)%(f) 13.73%(g)
Ratios to Average Net Assets:
Net Expenses(h)(i) 0.97% 0.98% 0.99% 1.03% 1.00% 0.99%
Net Investment Income (Loss)(h) (0.47)% (0.27)% (0.59)% (0.34)% (0.41)% (0.74)%
Gross Expenses(h)(i) 0.97% 0.99% 0.99% 1.03% 1.00% 0.99%
Supplemental Data:
Net Assets at end of period (000's) $1,497,305 $1,330,469 $1,269,491 $997,162 $1,099,316 $1,624,675
Portfolio Turnover(b)(j) 33% 62% 53% 72% 67% 43%
* Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) If the Fund had not recognized gains in the settlement of class action lawsuits during the year ended November 30, 2024, the total return would have been
42.07%.
(e) For the year ended November 30, 2023, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class A’s total return was less than 0.005%.
(f) The class action lawsuit did not have an impact on the total return.
(g) If the Fund had not recognized gains in the settlement of class action lawsuits during the year ended November 30, 2021, the total return would have been
13.70%.
(h) Annualized for periods less than one year.
(i) Does not include acquired fund fees and expenses, if any.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory Pioneer Select Mid Cap Growth Fund
Class C*
Six Months
Ended
May 31, 2026
(Unaudited)
Year
Ended
November 30,
2025
Year
Ended
November 30,
2024
Year
Ended
November 30,
2023
Year
Ended
November 30,
2022
Year
Ended
November 30,
2021
Net Asset Value, Beginning of Period $21.01 $25.59 $22.22 $21.79 $30.56 $32.33
Investment Activities:
Net investment income (loss)(a) (0.14) (0.28) (0.36) (0.25) (0.29) (0.55)
Net realized and unrealized gains (losses) 3.82 3.76 9.44 0.68 (7.82) 4.83
Total from Investment Activities 3.68 3.48 9.08 0.43 (8.11) 4.28
Distributions to Shareholders from:
Net realized gains — (8.06) (5.71) — (0.66) (6.05)
Total Distributions — (8.06) (5.71) — (0.66) (6.05)
Net Asset Value, End of Period $24.69 $21.01 $25.59 $22.22 $21.79 $30.56
Total Return(b)(c) 17.46% 14.35% 40.93%(d) 1.97%(e) (26.49)%(f) 12.83%
Ratios to Average Net Assets:
Net Expenses(g)(h) 1.77% 1.78% 1.80% 1.85% 1.77% 1.77%
Net Investment Income (Loss)(g) (1.26)% (1.08)% (1.39)% (1.16)% (1.19)% (1.51)%
Gross Expenses(g)(h) 1.77% 1.78% 1.80% 1.85% 1.77% 1.77%
Supplemental Data:
Net Assets at end of period (000's) $15,529 $14,348 $16,205 $15,427 $19,737 $34,094
Portfolio Turnover(b)(i) 33% 62% 53% 72% 67% 43%
* Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) For the year ended November 30, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class C’s total return was less than 0.005%.
(e) For the year ended November 30, 2023, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class C’s total return was less than 0.005%.
(f) The class action lawsuit did not have an impact on the total return.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Select Mid Cap Growth Fund
Class R6*
Six Months
Ended
May 31, 2026
(Unaudited)
Year
Ended
November 30,
2025
Year
Ended
November 30,
2024
Year
Ended
November 30,
2023
Year
Ended
November 30,
2022
Year
Ended
November 30,
2021
Net Asset Value, Beginning of Period $52.93 $52.91 $41.14 $39.87 $54.55 $53.00
Investment Activities:
Net investment income (loss)(a) (0.04) 0.02 (0.13) —(b) (0.03) (0.23)
Net realized and unrealized gains (losses) 9.64 8.06 17.61 1.27 (13.99) 7.83
Total from Investment Activities 9.60 8.08 17.48 1.27 (14.02) 7.60
Distributions to Shareholders from:
Net realized gains — (8.06) (5.71) — (0.66) (6.05)
Total Distributions — (8.06) (5.71) — (0.66) (6.05)
Net Asset Value, End of Period $62.53 $52.93 $52.91 $41.14 $39.87 $54.55
Total Return(c)(d) 18.14% 15.64% 42.52%(e) 3.19%(f) (25.67)%(g) 14.09%
Ratios to Average Net Assets:
Net Expenses(h)(i) 0.66% 0.67% 0.67% 0.69% 0.66% 0.65%
Net Investment Income (Loss)(h) (0.15)% 0.04% (0.27)% 0.00%(j) (0.07)% (0.39)%
Gross Expenses(h)(i) 0.66% 0.67% 0.67% 0.69% 0.66% 0.65%
Supplemental Data:
Net Assets at end of period (000's) $122,209 $101,234 $104,451 $120,424 $232,005 $363,412
Portfolio Turnover(c)(k) 33% 62% 53% 72% 67% 43%
* Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) For the year ended November 30, 2024, the Fund's total return includes gains in settlement of class action lawsuits. The impact on Class R6's total return was less than 0.005%.
(f) For the year ended November 30, 2023, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class R6’s total return was less than 0.005%.
(g) The class action lawsuit did not have an impact on the total return.
(h) Annualized for periods less than one year.
(i) Does not include acquired fund fees and expenses, if any.
(j) Amount is less than 0.005%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory Pioneer Select Mid Cap Growth Fund
Class Y*
Six Months
Ended
May 31, 2026
(Unaudited)
Year
Ended
November 30,
2025
Year
Ended
November 30,
2024
Year
Ended
November 30,
2023
Year
Ended
November 30,
2022
Year
Ended
November 30,
2021
Net Asset Value, Beginning of Period $58.82 $58.07 $44.81 $43.49 $59.49 $57.39
Investment Activities:
Net investment income (loss)(a) (0.08) (0.03) (0.19) (0.06) (0.10) (0.33)
Net realized and unrealized gains (losses) 10.71 8.84 19.16 1.38 (15.24) 8.48
Total from Investment Activities 10.63 8.81 18.97 1.32 (15.34) 8.15
Distributions to Shareholders from:
Net realized gains — (8.06) (5.71) — (0.66) (6.05)
Total Distributions — (8.06) (5.71) — (0.66) (6.05)
Net Asset Value, End of Period $69.45 $58.82 $58.07 $44.81 $43.49 $59.49
Total Return(b)(c) 18.05% 15.51% 42.36%(d) 3.04%(e) (25.76)%(f) 13.98%
Ratios to Average Net Assets:
Net Expenses(g)(h) 0.78% 0.77% 0.78% 0.82% 0.78% 0.77%
Net Investment Income (Loss)(g) (0.27)% (0.06)% (0.36)% (0.14)% (0.21)% (0.51)%
Gross Expenses(g)(h) 0.78% 0.79% 0.78% 0.82% 0.78% 0.77%
Supplemental Data:
Net Assets at end of period (000's) $264,148 $211,052 $218,473 $239,947 $393,702 $734,517
Portfolio Turnover(b)(i) 33% 62% 53% 72% 67% 43%
* Pioneer Select Mid Cap Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) For the year ended November 30, 2024, the Fund's total return includes gains in settlement of class action lawsuits. The impact on Class Y's total return was less than 0.005%.
(e) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2023, the total return would have been
3.01%.
(f) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2022, the total return would have been
(25.78)%.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
May 31, 2026
Victory Portfolios IV
13
(Unaudited)
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on April 1, 2025, is the successor to the Pioneer Select Mid Cap Growth Fund (the “Predecessor
Fund”). The Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R, and Class Y shares in exchange for the Fund’s Class A, Class C, Class R6, Class A, and Class Y shares, respectively, on April 1, 2025, pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Reorganization
was structured so that the transfer of assets and liabilities did not result in any federal tax liability to the Predecessor Fund or its shareholders.
Shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class
A, and Class Y shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization.
Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The
Fund’s investment objective is to seek long-term capital growth.
Effective April 1, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 4).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification (“ASC”) Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Select Mid Cap Growth Fund Select Mid Cap Growth Fund Class A, Class C, Class R6, and
Class Y

Notes to Financial Statements — continued
May 31, 2026
Victory Portfolios IV
14
(Unaudited)
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depository Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean if available, otherwise the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies are valued at their net asset value (“NAV”). These valuations are typically categorized as Level
1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of May 31, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of May 31, 2026, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Lending:
Effective May 8, 2026, the Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.
Level 1 Level 2 Level 3 Total
Select Mid Cap Growth Fund
Common Stocks ............................................... $ 1,896,804 $ — $ — $ 1,896,804
Total ....................................................... $ 1,896,804 $ — $ — $ 1,896,804

Notes to Financial Statements — continued
May 31, 2026
Victory Portfolios IV
15
(Unaudited)
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of May 31, 2026, the Fund did not have any securities on loan.
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of November 30.
For the six months ended May 31, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended May 31, 2026, were as follows (amounts in thousands):

Notes to Financial Statements — continued
May 31, 2026
Victory Portfolios IV
16
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended May 31, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and
Fund Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocated to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the six months ended May 31, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for the six months ended May 31, 2026, are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of its reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the six months ended May 31, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund’s transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the six months ended May 31, 2026, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Excluding U.S. Government
Securities
Purchases Sales
Select Mid Cap Growth Fund ................................................................. $ 552,913 $ 603,294
Adviser Fee Tier Rates
Over $500 million - Over $1 billion -
Up to $500 million $1 billion $5 billion Over $5 billion
Select Mid Cap Growth Fund . . . . . . . . . . . . . . 0.625%, plus 0.60%, plus 0.575%, plus 0.55%
Annual Charge
Up to $15
billion
Over $15 billion -
$30 billion
Over $30
billion - $85
billion
Over $85
billion
Select Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
May 31, 2026
Victory Portfolios IV
17
(Unaudited)
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A and Class C, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the six months ended May 31, 2026, are reflected on the Statement of Operations as
12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended May 31, 2026, the
Distributor received $9 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the period ended May 31, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of May 31, 2026, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at May 31, 2026.
For the six months ended May 31, 2026, the following recoupment amount was paid to the Adviser (amounts in thousands):
The dates in the table below represent the fiscal year-end in which the 24-month recoupment period expires. As of May 31, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended May 31, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues,
In effect until April 1, 2028
Class A Class C Class R6 Class Y
Select Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.99% 1.80% 0.67% 0.78%
Amount
Select Mid Cap Growth Fund ............................................................................ $ 18
November 30,
2028 Total
Select Mid Cap Growth Fund .................................................................... $ 33 $ 33

Notes to Financial Statements — continued
May 31, 2026
Victory Portfolios IV
18
(Unaudited)
weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Mid-Size Companies Risk —  Compared to large companies, mid-size companies, and the market for their equity securities may be more sensitive to changes in earnings results and investor expectations, or poor economic or market conditions, including  those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon limited management group, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Adviser thinks appropriate, and offer greater potential for gain and loss.
Growth Style Risk — The Fund’s investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market. Growth securities may also be more volatile than other investments because they often do not pay dividends. The values of growth securities tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows.
Portfolio Selection Risks — The Adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region, market segment or industry, or about an investment strategy, may prove to be incorrect or may not produce the desired results, or there may be imperfections, errors or limitations in the models, tools and information used by the Adviser.
Sector Risk —  To the extent the Fund focuses in one or more sectors, such as the information technology sector,  market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources, or personnel.
The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. These com-
panies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Industrials Sector Risk
—
Companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, and economic conditions also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by govern-
ment spending policies. Transportation companies may experience occasional sharp price movements, which may result from changes in the economy, fuel prices, labor agreements, and insurance costs.
6. Borrowing and Interfund Lending:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September 1,
2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January 28,
2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027, and the annual commitment fee remained unchanged at 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.00 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended May 31, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended May 31, 2026.

Notes to Financial Statements — continued
May 31, 2026
Victory Portfolios IV
19
(Unaudited)
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
At the tax year ended November 30, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
8. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
23253-0726

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

         Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4) Not applicable

(a)(5) Not applicable

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Victory Portfolios IV

By (Signature and Title)                     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer

Date      August 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                     /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer

Date      August 3, 2026

By (Signature and Title)                     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer

Date      August 3, 2026